Stockholders' deficit - Equity transactions (Q3) (Details) $ / shares in Units, $ in Thousands										1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 22, 2020 shares	Jan. 02, 2020 USD ($) shares	Nov. 21, 2019 shares	Aug. 28, 2019 USD ($) shares	May 13, 2019 shares	May 10, 2019 shares	May 06, 2019 USD ($) $ / shares shares	Feb. 12, 2019 USD ($) $ / shares shares	Dec. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 30, 2020 shares	Mar. 05, 2020 shares	Mar. 03, 2020 Director shares	Jan. 13, 2020 shares	Oct. 29, 2018 USD ($)
Common Stock [Abstract]
Units issued in private placement offering (in shares)									1,425,641
Unit price (in dollars per share) | $ / shares									$ 1.95
Proceeds from offering | $									$ 2,800
Acquisition of common stock | $													$ 3,870	$ 2,200			$ 6,071
Common stock or units, issued (in shares)										11,661,485	49,139,708				49,139,708		47,977,390	11,661,485
Proceeds from shares issued pursuant to private placement, net | $															$ 0	$ 15,826	$ 15,826	$ 4,668
Stock issued to third parties for services (in shares)				1,000,000
Shares issued to third parties for services | $				$ 3,400								$ 125	$ 3,440				$ 3,477
Share issuance costs | $									$ 100
Shares issued pursuant to warrant exercise (in shares)	200,000
Number of warrants included in each unit (in shares)									1
PIPE transaction
Common Stock [Abstract]
Common stock or units, issued (in shares)							5,744,991
Gross proceeds from issuance of units (in dollars per share) | $ / shares							$ 3.00
Proceeds from shares issued pursuant to private placement, net | $							$ 15,700
Number of warrants included in each unit (in shares)							1
Common Stock
Common Stock [Abstract]
Acquisition of common stock (in shares)														1,011,748			1,012,000
Acquisition of common stock | $														$ 1			$ 1
Number of shares of stock included in each unit (in shares)									1
Shares issued upon conversion (in shares)					300,000	875,000
Stock issued to third parties for services (in shares)												125,000	1,000,000				1,009,000
Shares issued to third parties for services | $													$ 1				$ 1
Shares issued pursuant to warrant exercise (in shares)											200,000
Common Stock | PIPE transaction
Common Stock [Abstract]
Number of shares of stock included in each unit (in shares)							1
TruPet
Common Stock [Abstract]
Acquisition of common stock (in shares)							1,011,748
Acquisition of common stock | $							$ 6,100
Outstanding interests acquired							93.00%		7.00%
Bona Vida
Common Stock [Abstract]
Unit price (in dollars per share) | $ / shares							$ 6.00
Outstanding interests acquired							100.00%
Amount of change of control payment | $																							$ 500
Number of shares of common stock to be issued in consideration for change of control payment (in shares)							100,000
Series A Preferred Units
Common Stock [Abstract]
Units issued in private placement offering (in shares)								69,115
Unit price (in dollars per share) | $ / shares								$ 2.17		$ 2.17								$ 2.17
Proceeds from offering | $								$ 200
Shares issued in stock conversion (in shares)							2,460,518
Stated value (in dollars per share) | $ / shares										$ 0.001							$ 0.001	$ 0.001
Share issuance costs | $										$ 500
Redeemable Series E Convertible Preferred Stock
Common Stock [Abstract]
Unit price (in dollars per share) | $ / shares							$ 6.00
Shares issued in stock conversion (in shares)			406,841		300,000	875,000
Number of shares acquired (in shares)							2,633,678
Stated value (in dollars per share) | $ / shares							$ 0.99										0.99
Conversion price (in dollars per share) | $ / shares							$ 0.78										$ 0.78
Shares converted (in shares)			320,542		236,364	689,394
Common Stock | Advertising
Common Stock [Abstract]
Common stock or units, issued (in shares)																				125,000
Common Stock | Investor
Common Stock [Abstract]
Proceeds from offering | $		$ 500
Common stock or units, issued (in shares)		308,642
Share issuance costs | $		$ 100
Common Stock | ABG
Common Stock [Abstract]
Common stock or units, issued (in shares)																						72,720
Restricted Stock
Common Stock [Abstract]
Common stock or units, issued (in shares)																					450,000
Number of non-employee directors | Director																					3
Restricted Stock | Officer
Common Stock [Abstract]
Common stock or units, issued (in shares)																			5,956